NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Schedule of reclassifications) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total Revenues	$ 1,530,923	$ 4,022,238	$ 5,945,270	$ 9,078,696	$ 15,012,366	$ 8,259,917
Total Cost of Revenues	1,304,335	2,922,686	4,940,173	6,474,464	10,264,263	6,220,373
GROSS MARGIN	226,588	1,099,552	1,005,097	2,604,232	4,748,103	2,039,544
Sales and marketing	353,386	297,057	962,040	956,937	1,337,186	1,233,851
Research and development	450,006	329,424	1,392,692	1,296,480	1,651,064	2,515,630
Administration	2,394,173	2,342,089	6,916,390	6,255,926	8,625,002	5,747,014
Total Operating Expenses	3,197,565	2,968,570	9,271,122	8,509,343	11,613,252	9,496,495
LOSS FROM OPERATIONS	(2,970,977)	(1,869,018)	(8,266,025)	(5,905,111)	(6,865,149)	(7,456,951)
Previously Reported [Member]
Product Information [Line Items]
Total Revenues						8,259,917
Total Cost of Revenues						10,819,087
GROSS MARGIN						(2,559,170)
Sales and marketing						1,233,851
Research and development						251,563
Administration						3,412,367
Total Operating Expenses						4,897,781
LOSS FROM OPERATIONS						(7,456,951)
Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues						8,259,917
Total Cost of Revenues						6,220,373
GROSS MARGIN						2,039,544
Sales and marketing						1,233,851
Research and development						2,515,630
Administration						5,747,014
Total Operating Expenses						9,496,495
LOSS FROM OPERATIONS						(7,456,951)
Product [Member]
Product Information [Line Items]
Total Revenues	705,849	2,709,899	3,404,107	6,273,213	11,190,292	5,871,666
Total Cost of Revenues	883,836	2,176,761	3,723,151	5,016,551	8,376,649	4,728,197
Product [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Revenues						5,871,666
Total Cost of Revenues						7,151,276
Product [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues						5,871,666
Total Cost of Revenues						4,728,197
Service, Other [Member]
Product Information [Line Items]
Total Revenues	825,074	1,312,339	2,541,163	2,805,483	3,822,074	2,388,251
Total Cost of Revenues	$ 420,499	$ 745,925	$ 1,217,022	$ 1,457,913	$ 1,887,614	1,492,176
Service, Other [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Revenues						2,388,251
Total Cost of Revenues						1,369,985
Service, Other [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues						2,388,251
Total Cost of Revenues						1,492,176
Overhead [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Cost of Revenues						$ 2,297,826